Modine Manufacturing Company
1500 DeKoven Avenue
Racine, Wisconsin 53403-2552

June 14, 2006

VIA EDGAR
Securities Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Modine Manufacturing Company
Form 10-K for the Year Ended March 31, 2006

Gentlepersons:

Transmitted herewith for filing is the Form 10-K for the year ended March 31, 2006 (the “Report”) of the Modine Manufacturing Company (Commission File No. 1-1373)(the “Registrant”).

The financial statements in the Report do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices, except as follows:

1. In the second quarter of fiscal 2006, the Registrant, after the spin off of its Aftermarket business, eliminated its Distributed Products segment and expanded its reporting segments from three to five - Original Equipment - Americas; Original Equipment - Asia; Original Equipment - Europe; Commercial HVAC&R; and Other, which includes the electronics cooling and fuel cell businesses. The Company has assigned specific businesses to a segment based principally on defined markets and geographical locations. Each Modine segment is managed at the group vice-president level and has separate financial results reviewed by its chief operating decision makers. These results are used by management in evaluating the performance of each business segment, and in making decisions on the allocation of resources among the Registrant’s various businesses. The Registrant evaluates segment performance with an emphasis on gross margin, and secondarily based on operating income of each segment, which includes certain allocations of corporate selling, general and administrative expenses. The significant accounting polices of the segments are the same as those of Modine as a whole.

If you have questions about the foregoing, please contact the undersigned at 262.636.1464 or Catherine Powell at 262.636.1318.

Thank you.

Sincerely yours,

/s/ Dean R. Zakos
Dean R. Zakos
Vice President,
General Counsel and Secretary

Enclosure